UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments

January 31, 2012	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (3.5%)
Exelis	125,800	$1,257
Huntington Ingalls Industries*	76,000	2,863
L-3 Communications Holdings, Cl 3	212,300	15,018
Northrop Grumman	255,000	14,803
Raytheon	180,600	8,667

		42,608

Agricultural Operations (1.0%)
Archer-Daniels-Midland	417,000	11,939

Agricultural Products (0.6%)
Corn Products International	128,900	7,153

Aircraft (0.9%)
Lockheed Martin	131,900	10,858

Apparel Retail (0.6%)
Gap	405,600	7,698

Apparel/Textiles (0.4%)
Jones Group	534,900	4,884

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	219,100	11,733
State Street	157,000	6,151

		17,884

Automotive (2.0%)
Autoliv	153,100	9,659
Ford Motor	662,400	8,227
TRW Automotive Holdings*	184,900	6,937

		24,823

Banks (9.2%)
Bank of America	2,187,600	15,598
Huntington Bancshares	1,129,200	6,448
JPMorgan Chase	945,000	35,248
Keycorp	527,600	4,099
PNC Financial Services Group	200,600	11,819
Regions Financial	824,100	4,302
SunTrust Banks	145,850	3,000
Wells Fargo	981,300	28,664
Zions Bancorporation	192,400	3,240

		112,418

Biotechnology (2.9%)
Amgen	350,100	23,776
Gilead Sciences*	237,700	11,609

		35,385

Broadcasting, Newspapers & Advertising (0.4%)
Sinclair Broadcast Group, Cl A	340,900	4,186

Chemicals (2.1%)
Ashland	86,700	5,467
Dow Chemical	299,500	10,036
Eastman Chemical	193,900	9,757

		25,260

Commercial Printing (1.0%)
Deluxe	249,034	6,368
RR Donnelley & Sons	543,100	6,169

		12,537

Computer & Electronics Retail (0.3%)
RadioShack	446,100	3,203

Computers & Services (3.8%)
Computer Sciences	248,900	6,429
Hewlett-Packard	448,800	12,557
Seagate Technology	691,700	14,623
United Online	344,600	1,957
Western Digital*	311,600	11,327

		46,893

Construction & Engineering (0.8%)
EMCOR Group	204,400	5,893
Tutor Perini*	248,300	3,772

		9,665

Diversified Manufacturing (0.1%)
Tredegar	48,730	1,202

Drug Retail (1.8%)
CVS Caremark	278,600	11,632
Walgreen	299,200	9,981

		21,613

Electrical Services (2.9%)
Alliant Energy	36,200	1,535
American Electric Power	235,700	9,324
CMS Energy	186,300	4,067
Entergy	164,300	11,399
Public Service Enterprise Group	280,100	8,498

		34,823

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	38,300	6,794

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares	Value (000)
Financial Services (5.0%)
Advance America Cash Advance Centers	521,400	$4,104
Capital One Financial	176,200	8,061
Citigroup	644,600	19,802
Discover Financial Services	388,200	10,551
Goldman Sachs Group	98,400	10,969
Morgan Stanley	396,900	7,402

		60,889

Food, Beverage & Tobacco (0.9%)
Supervalu	694,800	4,801
Tyson Foods, Cl A	378,300	7,051

		11,852

Gas/Natural Gas (0.8%)
Atmos Energy	198,000	6,417
UGI	126,300	3,399

		9,816

General Merchandise Stores (1.5%)
Big Lots*	155,900	6,157
Target	244,700	12,433

		18,590

Health Care Equipment (0.8%)
Baxter International	90,200	5,004
Medtronic	126,700	4,887

		9,891

Health Care Services (0.5%)
Lincare Holdings	215,000	5,523

Household Durables (0.6%)
Newell Rubbermaid	370,300	6,839

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	128,600	6,986

Insurance (10.2%)
Aetna	333,200	14,561
Allstate	419,000	12,088
American Financial Group	340,100	12,472
Assurant	182,900	7,243
Chubb	104,400	7,038
CIGNA	226,400	10,149
Coventry Health Care*	193,100	5,806
Genworth Financial, Cl A*	567,200	4,373
Hartford Financial Services Group	368,000	6,447
Lincoln National	195,031	4,201
Magellan Health Services*	109,600	5,351
MetLife	201,400	7,115
Prudential Financial	200,300	11,465
Stancorp Financial Group	156,600	6,054
Travelers	167,800	9,783

		124,146

IT Consulting & Other Services (0.5%)
SAIC*	454,100	5,840

Machinery (0.8%)
AGCO*	200,500	10,211

Office Electronics (0.5%)
Xerox	748,600	5,802

Office Equipment (0.6%)
Avery Dennison	250,000	6,788

Petroleum & Fuel Products (13.5%)
Chevron	459,100	47,324
ConocoPhillips	469,500	32,024
Exxon Mobil	356,500	29,853
Marathon Oil	496,600	15,588
Marathon Petroleum	361,500	13,816
Stone Energy*	233,000	6,536
Tesoro*	223,000	5,582
Valero Energy	538,000	12,907

		163,630

Pharmaceuticals (9.5%)
Abbott Laboratories	264,600	14,328
Eli Lilly	310,300	12,331
Endo Pharmaceuticals Holdings*	167,100	6,211
Merck	1,004,200	38,421
Pfizer	2,059,600	44,076

		115,367

Printing & Publishing (1.7%)
American Greetings, Cl A	310,900	4,468
Gannett	442,700	6,273
Lexmark International, Cl A	281,900	9,838

		20,579

Reinsurance (1.5%)
Everest Re Group	115,900	9,898
Validus Holdings	264,700	8,489

		18,387

Retail (2.8%)
Kohl’s	196,000	9,014
Kroger	531,400	12,626
Safeway	597,500	13,133

		34,773

Schedule of Investments

January 31, 2012	(Unaudited)

	Shares/Face Amount (000)	Value (000)
Semi-Conductors/Instruments (4.1%)
Intel	1,555,100	$41,085
Sanmina-SCI*	122,223	1,342
Vishay Intertechnology*	623,200	7,653

		50,080
Steel & Steel Works (1.1%)
Reliance Steel & Aluminum	122,200	6,501
Steel Dynamics	451,400	7,200

		13,701
Technology Distributors (0.5%)
Insight Enterprises*	358,000	6,609
Telephones & Telecommunications (5.2%)
Arris Group*	352,200	4,114
AT&T	632,500	18,602
Cisco Systems	835,500	16,401
Corning	730,000	9,395
Harris	355,100	14,559

		63,071

Total Common Stock (Cost $1,315,035)		1,211,196

Repurchase Agreement (0.6%)
Morgan Stanley 0.020%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $6,837,808 (collateralized by a U.S. Treasury Bond, par value $5,516,555, 4.250%, 11/15/2040, with total market value $6,974,583)	$6,838	6,838

Total Repurchase Agreement (Cost $6,838)		6,838

Total Investments — 100.2% (Cost $1,321,873)†		$1,218,034

Percentages are based on Net Assets of $1,216,048 (000).

Cl — Class

*	Non-income producing security.

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $1,322,089 (000), and the unrealized appreciation and depreciation were $167,054 (000) and ($271,109 (000)) respectively.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,211,196	$—	$—	$1,211,196
Repurchase Agreement	—	6,838	—	6,838

Total Investments in Securities	$1,211,196	$6,838	$—	$1,218,034

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2012, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012